SEPARATE ACCOUNT B

Annual Report

December 31, 2002

ALLSTATE ASSURANCE COMPANY

A separate account of

Allstate Life Insurance Company

MANAGEMENT

BOARD OF MANAGERS OF SEPARATE ACCOUNT B

David G. Fussell, Chairman

H. Grant Law, Jr.

Henry E. Blaine

PRINCIPAL OFFICERS OF

ALLSTATE ASSURANCE COMPANY

Casey J. Sylla, Chairman of the Board and President

John R. Hunter, Vice President

Michael J. Velotta, Secretary and General Counsel

Margaret M. Dyer, Senior Vice President

Marla G. Friedman, Senior Vice President

John C. Lounds, Senior Vice President

J. Kevin McCarthy, Senior Vice President

Steven E. Shebik, Senior Vice President and Chief Financial Officer

James P. Zils, Treasurer

Samuel Pilch, Group Vice President and Controller

Karen C. Gardner, Vice President-Tax

Eric A. Simonson, Senior Vice President and Chief Investment Officer

This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

SEPARATE ACCOUNT B

MESSAGE TO PARTICIPANTS IN

ALLSTATE ASSURANCE COMPANY

VARIABLE ANNUITY CONTRACTS

This annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the year ended December 31, 2002. Comparative figures that relate to Separate Account B’s activities during the year of 2002 are provided below.

The accumulation value for Separate Account B decreased 33.4% for the year 2002, from $15.30 at year-end 2001 to $10.19 on December 31, 2002. During this same period the S&P 500 index declined by a yield adjusted 22.1%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 2002 was 211,880 down from 238,382 at year-end 2001. As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners’ equity on December 31, 2002 was $2,832,679 compared to $4,976,436 on December 31, 2001.

The stock market declined for the third year in a row to make this the most severe downturn since the Great Depression. Geopolitical uncertainty and corporate governance concerns have sapped confidence in our economic system and economic recovery. Consumer confidence is at a nine-year low. On the positive side, however, corporate productivity improvement is high, consumer spending remains strong, corporate governance requirements are improving, and America has the will and strength to get through overseas conflict. We have had three months in a row of improving leading indicators. The Federal Reserve has eased interest rates sharply and now feels the risks no longer lean towards economic weakness. We remain optimistic on America and the future of the economy. Your portfolio, comprised of stocks of leading growth companies in strong sectors of the world economy, is positioned to do well as the economy and confidence recover.

Thank you for your continued support.

/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Allstate Assurance Company
Separate Account B

Allstate Assurance Company Separate Account B

Audited Financial Statements

December 31, 2002

REPORT OF INDEPENDENT AUDITORS

Board of Managers and Contract Owners

Allstate Assurance Company

Separate Account B

We have audited the accompanying statements of assets and liabilities of Allstate Assurance Company Separate Account B as of December 31, 2002 and 2001, including the schedule of investments as of December 31, 2002, and the related statements of operations and changes in contract owners’ equity for each of the three years in the period ended December 31, 2002, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 and 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of Allstate Assurance Company Separate Account B at December 31, 2002 and 2001, the results of its operations and the changes in contract owners’ equity for each of the three years in the period ended December 31, 2002, and the supplementary information for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Chattanooga, Tennessee

January 27, 2003

STATEMENTS OF ASSETS AND LIABILITIES

Allstate Assurance Company Separate Account B

	December 31
	2002	2001
ASSETS
Common stocks—at market value (Cost: 2002—$3,144,655; 2001—$3,957,888)	$2,916,498	$4,994,650
Cash	8,372	11,697
Accrued dividends and interest	3,207	2,367
Amounts due from Allstate Assurance Company	—	6,594

TOTAL ASSETS	2,928,077	5,015,308

LIABILITIES AND CONTRACT OWNERS’ EQUITY
Amounts payable for terminations and variable annuity benefits	92,262	33,787
Management fee and other amounts due Allstate Assurance Company	3,136	5,085

TOTAL LIABILITIES	95,398	38,872

Contract owners’ equity:
Deferred annuity contracts terminable by owners—(accumulation units outstanding: 2002— 211,879.930; 2001—238,382.145; unit value: 2002—$10.188983; 2001—$15.297123)	2,158,841	3,646,561
Annuity contracts in pay-out period	673,838	1,329,875

TOTAL CONTRACT OWNERS’ EQUITY	$2,832,679	$4,976,436

See notes to financial statements.

STATEMENTS OF OPERATIONS

Allstate Assurance Company Separate Account B

	Year Ended December 31
	2002	2001	2000
INVESTMENT LOSS
Income:
Dividends	$30,475	$44,881	$69,715
Interest	1,712	164	2,306

	32,187	45,045	72,021

Expenses—Note C:
Investment advisory services	18,672	32,588	55,413
Mortality and expense assurances	26,142	45,622	77,579

	44,814	78,210	132,992

NET INVESTMENT LOSS	(12,627)	(33,165)	(60,971)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS—NOTE A
Net realized gain (loss) from investment transactions (excluding short-term securities):
Proceeds from sales	565,130	3,075,707	6,403,630
Cost of investments sold	854,163	1,903,708	2,311,287

Net realized gain (loss)	(289,033)	1,171,999	4,092,343

Net unrealized appreciation (depreciation) of investments:
At end of year	(228,157)	1,036,762	2,841,944
At beginning of year	1,036,762	2,841,944	8,413,483

Decrease in net unrealized appreciation of investments	(1,264,919)	(1,805,182)	(5,571,539)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,553,952)	(633,183)	(1,479,196)

DECREASE IN CONTRACT OWNERS’ EQUITY FROM INVESTMENT ACTIVITIES	$(1,566,579)	$(666,348)	$(1,540,167)

Ratio of expenses to total investment income	139.23%	173.63%	184.66%

See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS’ EQUITY

Allstate Assurance Company Separate Account B

	Year Ended December 31
	2002	2001	2000
BALANCE AT BEGINNING OF YEAR	$4,976,436	$7,829,040	$14,186,833

FROM INVESTMENT ACTIVITIES:
Net investment loss	(12,627)	(33,165)	(60,971)
Net realized gain (loss) on investments	(289,033)	1,171,999	4,092,343
Decrease in net unrealized appreciation of investments	(1,264,919)	(1,805,182)	(5,571,539)

Decrease in contract owners’ equity from investment activities	(1,566,579)	(666,348)	(1,540,167)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:
Net contract purchase payments (Units purchased):
2002—34.986;
2001—91.006;
2000—336.590;	468	1,431	6,172
Terminations and death benefits (Units terminated):
2002—27,359.250;
2001—123,561.743;
2000—247,985.241;	(336,045)	(1,862,933)	(4,425,540)
Variable annuity benefits paid (Number of units):
2002—19,980.281;
2001—21,146.840;
2000—22,045.104;	(241,601)	(324,754)	(398,258)

Decrease in contract owners’ equity from variable annuity contract transactions	(577,178)	(2,186,256)	(4,817,626)

NET DECREASE IN CONTRACT OWNERS’ EQUITY	(2,143,757)	(2,852,604)	(6,357,793)

BALANCE AT END OF YEAR	$2,832,679	$4,976,436	$7,829,040

See notes to financial statements.

SCHEDULE OF INVESTMENTS

Allstate Assurance Company Separate Account B

December 31, 2002

	Number of Shares	Market Value
COMMON STOCKS
CAPITAL GOODS (13.9%)
Allied Waste Industries, Inc. *	8,000	$80,000
Corning, Inc. *	3,000	9,930
General Electric Company	3,700	90,095
Textron, Inc.	2,000	85,980
Tyco International, Ltd.	4,100	70,028
Waste Management, Inc.	2,500	57,300

		393,333
CONSUMER GOODS (17.4%)
Lear Corporation *	2,600	86,528
Lowe’s Companies, Inc.	2,600	97,500
Masco Corporation	3,000	63,150
Newell Rubbermaid, Inc.	2,500	75,825
Office Depot, Inc. *	5,100	75,276
PepsiCo, Inc.	1,600	67,552
Staples, Inc. *	1,500	27,450

		493,281
CONSUMER SERVICES (19.9%)
AOL Time Warner, Inc. *	4,000	52,400
Cendant Corporation *	6,660	69,797
Comcast Corporation, Class A *	4,000	90,360
Kroger Company *	4,000	61,800
Safeway, Inc. *	2,300	53,728
United Rentals, Inc. *	7,000	75,320
Viacom, Inc. Class B *	900	36,684
Wal-Mart Stores, Inc.	1,600	80,816
Walt Disney Company	2,700	44,037

		564,942
ENERGY (7.2%)
Grant Prideco, Inc. *	3,000	34,920
Royal Dutch Petroleum Company	500	22,010
Schlumberger, Ltd.	1,000	42,090
Weatherford International, Inc. *	2,600	103,818

		202,838

See notes to financial statements.

SCHEDULE OF INVESTMENTS—Continued

Allstate Assurance Company Separate Account B

December 31, 2002

	Number of Shares	Market Value
COMMON STOCKS—Continued
FINANCIAL (19.1%)
Affiliated Managers Group, Inc. *	1,700	$85,510
American Express Company	2,700	95,445
American International Group, Inc.	500	28,925
Bank of America Corporation	1,300	90,441
Citigroup, Inc.	1,500	52,785
J.P. Morgan Chase and Co.	2,050	49,200
Morgan Stanley Dean Witter & Co.	1,000	39,920
Washington Mutual, Inc.	2,900	100,137

		542,363
HEALTH CARE (5.9%)
Eli Lilly and Company	500	31,750
HealthSouth Corporation *	7,200	30,240
Johnson & Johnson	764	41,034
Medtronic, Inc.	700	31,920
Tenet Healthcare Corporation *	2,000	32,800

		167,744
TECHNOLOGY—HARDWARE (5.1%)
Cisco Systems, Inc. *	6,000	78,600
Intel Corporation	3,700	57,609
JDS Uniphase Corporation *	2,800	6,916

		143,125
TECHNOLOGY—SOFTWARE & SERVICES (10.9%)
First Data Corporation	2,500	88,525
Microsoft Corporation *	2,500	129,250
Oracle Corporation *	5,300	57,240
Yahoo!, Inc. *	2,000	32,700

		307,715

See notes to financial statements.

SCHEDULE OF INVESTMENTS—Continued

Allstate Assurance Company Separate Account B

December 31, 2002

	Number of Shares	Market Value
COMMON STOCKS—Continued
TELECOMMUNICATIONS (3.6%)
Sanmina-SCI Corporation*	7,496	$33,657
Sprint Corporation PCS Group*	3,000	13,140
Vodafone Airtouch, PLC—ADR	3,000	54,360

		101,157

TOTAL COMMON STOCK (103.0%)		2,916,498

TOTAL INVESTMENTS (103.0%)		2,916,498
CASH AND RECEIVABLES LESS LIABILITIES (-3.0%)		(83,819)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$2,832,679

*	Non-income producing security.

See notes to financial statements.

SUPPLEMENTARY INFORMATION

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Year Ended December 31
	2002	2001	2000	1999	1998
Investment income	$0.11	$0.11	$0.12	$0.12	$0.10
Expenses	0.15	0.19	0.22	0.20	0.14

Net investment loss	(0.04)	(0.08)	(0.10)	(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	(5.07)	(1.28)	(2.42)	4.07	3.85

Net increase (decrease) in contract owners’ equity	(5.11)	(1.36)	(2.52)	3.99	3.81
Net contract owners’ equity:
Beginning of year	15.30	16.66	19.18	15.19	11.38

End of year	$10.19	$15.30	$16.66	$19.18	$15.19

Ratio of expenses to average contract owners’ equity	1.19%	1.21%	1.20%	1.22%	1.07%
Ratio of net investment loss to average contract owners’ equity	(0.34%)	(0.51%)	(0.55%)	(0.51%)	(0.30%)
Portfolio turnover	1%	12%	1%	14%	11%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of year	211,880	238,382	361,853	609,502	1,043,607

See notes to financial statements.

SUPPLEMENTARY INFORMATION—Continued

Allstate Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

	Year Ended December 31
	1997	1996	1995	1994	1993
Investment income	$0.10	$0.11	$0.13	$0.15	$0.14
Expenses	0.12	0.09	0.07	0.07	0.06

Net investment income (loss)	(0.02)	0.02	0.06	0.08	0.08
Net realized and unrealized gain (loss) on investments	2.96	1.51	1.44	(0.32)	0.54

Net increase (decrease) in contract owners’ equity	2.94	1.53	1.50	(0.24)	0.62
Net contract owners’ equity:
Beginning of year	8.44	6.91	5.41	5.65	5.03

End of year	$11.38	$8.44	$6.91	$5.41	$5.65

Ratio of expenses to average contract owners’ equity	1.16%	1.20%	1.21%	1.21%	1.22%
Ratio of net investment income (loss) to average contract owners’ equity	(0.16)%	0.30%	0.89%	1.72%	1.39%
Portfolio turnover	25%	28%	101%	70%	57%
Number of deferred annuity contracts terminable by owners accumulation units outstanding at end of year	1,310,831	1,538,926	1,767,394	2,097,793	2,242,809

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Allstate Assurance Company Separate Account B

December 31, 2002

NOTE A—INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001 UnumProvident Corporation sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter.

Realized and unrealized gains and losses are credited to or charged to contract owners’ equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $776,023 and gross unrealized losses of $1,004,180 at December 31, 2002. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the three years ended December 31, 2002 is shown below.

	Year Ended December 31
	2002	2001	2000
Cost of investments purchased	$40,931	$1,612,904	$7,090,912
Less: Short-term securities	—	803,723	7,002,941

	$40,931	$809,181	$87,971

Proceeds from investments sold	$565,130	$3,879,430	$13,406,571
Less: Short-term securities	—	803,723	7,002,941

	$565,130	$3,075,707	$6,403,630

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS

Allstate Assurance Company Separate Account B

December 31, 2002

NOTE B—FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Allstate Assurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C—EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

Allstate Assurance Company Separate Account B

End of Month	Accumulation Unit Value
December 1968	1.036279
December 1969	1.080379
December 1970	1.030039
December 1971	1.178612
December 1972	1.403795
December 1973	1.126624
December 1974	0.863269
December 1975	1.022844
December 1976	1.156853
December 1977	1.064425
December 1978	1.094150
December 1979	1.219189
December 1980	1.555258
December 1981	1.473246
December 1982	1.812441
December 1983	2.132092
December 1984	2.029912
December 1985	2.480050
December 1986	2.743444
December 1987	2.734169
December 1988	3.087892
December 1989	3.812606
December 1990	3.736441
December 1991	5.036212
December 1992	5.028547
December 1993	5.646864
March 1994	5.386379
June	5.274454
September	5.475394
December	5.410722
March 1995	5.656995
June	6.194660
September	6.505252
December	6.908158
March 1996	7.309625
June	7.593667
September	7.851947
December	8.435567
March 1997	8.468896
June	10.238554
September	11.146167
December	11.384926

End of Month	Accumulation Unit Value
March 1998	12.975484
June	13.465013
September	11.758633
December	15.192155
March 1999	15.889579
June	17.218781
September	15.844714
December	19.180992
March 2000	19.749348
June	19.048870
September	17.707495
December	16.659801
March 2001	14.835643
June	16.233254
September	13.226137
December	15.297123
January 2002	14.355304
February	13.959670
March	14.625826
April	13.643740
May	13.479698
June	12.053638
July	10.714807
August	10.849592
September	9.364676
October	10.118568
November	10.960853
December	10.188983

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1993, on the last valuation day of each quarter from March 1994 through December 2001, and on the last valuation day of each month beginning January 2002. The results shown should not be considered as a representation of the results which may be realized in the future.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1)	(2)	(3)	(4)	(5)	(6)
Name, Address and Age	Positions Held With Separate Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Director or Nominee for Director	Other Directorships Held by Director or Nominee for Director

Henry E. Blaine (73) 2418 90th Street, NW Bradenton, FL 34209	Member, Board of Managers	2002-2003 25 years of service	B&B Enterprises, Partner	1	None

H. Grant Law. Jr. (56) Post Office Box 1367 Chattanooga, TN 37401-1367	Member, Board of Managers	2002-2003 11 years of service	President, Newton Chevrolet, Inc.; President, Newton Oldsmobile – GMC Trucks Mitsubishi, Inc.	1	None

David G. Fussell*† (55) 1 Fountain Square-6S 660 Chattanooga, TN 37402	Member, Board of Managers	2002-2003 8 years of service	Senior Vice President, UnumProvident Corporation, Chattanooga, TN	1	None

*    Officer of PRIMCO (the investment sub-advisor of the Separate Account) and other subsidiaries within the UnumProvident Corporation holding company system.

†    This member of the Board of Managers is an “interested person” of the Separate Account within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

None of the members of the Board of Managers who are not “interested persons” of the Separate Account within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of the Company or any of its affiliates.

REMUNERATION OF BOARD OF MANAGERS

UnumProvident Corporation paid all expenses relative to the operation of the Separate Account including Board of Managers fees. Accordingly, no member of the Board of Managers receives any remuneration from the Separate Account. For the year ended December 31, 2002, each Board member, other than Mr. Fussell, received an annual retainer of $4,000.00 for serving on the Board. Mr. Fussell received no remuneration from the Company based on his membership on the Board.

The Statement of Additional Information includes additional information about the members of the Board of Managers of the Separate Account and is available, without charge, upon request by calling 1-800-718-8824.